Treasury Risk Management - Summary of Derivatives Used to Hedge (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedges [Line Items]
Financial assets	€ 4,762	€ 4,654
Trade payables and other liabilities	(14,126)	(14,538)
Current financial liabilities	(7,968)	(5,450)
Non-current financial liabilities	(16,462)	(11,145)
Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Trade and other receivable	57	135
Financial assets	116	91
Trade payables and other liabilities	(113)	(146)
Current financial liabilities	(86)	(175)
Non-current financial liabilities	(335)	(10)
Total	(361)	(105)
Derivative Used to Hedge [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	173	226
Non-current financial liabilities	(534)	(331)
Total	(361)	(105)
Fair Value Hedges [member] | Interest rate swap contract [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	2	3
Total	2	3
Cash Flow Hedges [member] | Foreign exchange derivatives including cross currency swaps [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Trade and other receivable	32	36
Trade payables and other liabilities	(40)	(76)
Total	(8)	(40)
Cash Flow Hedges [member] | Interest rate swap contract [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	2	4
Current financial liabilities	(18)
Non-current financial liabilities	(335)	(4)
Total	(351)
Cash Flow Hedges [member] | Commodity Contracts [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Trade and other receivable	12	21
Trade payables and other liabilities	(19)	(3)
Total	(7)	18
Hedges of Net Investment in Foreign Operations [member] | Foreign exchange derivatives including cross currency swaps [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	(103)	174
Hedges of Net Investment in Foreign Operations [member] | Foreign exchange derivatives including cross currency swaps [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	9	174
Current financial liabilities	(103)	(27)
Total	(94)	147
Hedge Accounting Not Applied [Member] | Foreign exchange derivatives including cross currency swaps [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Trade and other receivable	13	79
Financial assets	73	(133)
Trade payables and other liabilities	(54)	(67)
Current financial liabilities	35	(134)
Total	67	(255)
Hedge Accounting Not Applied [Member] | Interest rate swap contract [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Financial assets	30	43
Current financial liabilities		(14)
Non-current financial liabilities		(6)
Total	€ 30	23
Hedge Accounting Not Applied [Member] | Commodity Contracts [member] | Designation of Hedge Relationship of Derivatives [member]
Disclosure of detailed information about hedges [Line Items]
Trade and other receivable		(1)
Total		€ (1)